Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Personnel Expenses [abstract]
Summary of Personnel Expenses
The following are the items included in the account as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Payroll	(374,104,984)	(343,777,810)	(342,155,258)
Social Contributions on Payroll	(87,834,487)	(81,955,763)	(79,867,179)
Personnel Compensations and Rewards	(203,060,181)	(151,848,126)	(118,596,515)
Services for Personnel	(16,573,298)	(16,914,137)	(14,475,286)
Other Short-term Personnel Expenses	(25,774,198)	(12,322,525)	(11,015,739)
Other Long-term Personnel Expenses	(1,128,587)	(1,406,580)	(1,806,724)
Total	(708,475,735)	(608,224,941)	(567,916,701)